Lord Abbett Small-Cap Blend Fund
SMALL CAP BLEND FUND
INVESTMENT OBJECTIVE
The Fund's investment objective is to seek long-term growth of capital by investing primarily in stocks of small companies.
FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and certain members of your family invest, or agree to invest in the future, at least $50,000 in the Lord Abbett Family of Funds. More information about these and other discounts is available from your financial professional and in "Sales Charge Reductions and Waivers" on page 23 of the prospectus and "Purchases, Redemptions, Pricing, and Payments to Dealers" on page 8-1 of the Fund's statement of additional information ("SAI").

Shareholder Fees (Fees paid directly from your investment)
Shareholder Fees Lord Abbett Small-Cap Blend Fund	Class A		Class B	Class C		Class F	Class I	Class P	Class R2	Class R3
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	5.75%		none	none		none	none	none	none	none
Maximum Deferred Sales Charge (Load) (as a percentage of offering price or redemption proceeds, whichever is lower)	none	[1]	5.00%	1.00%	[2]	none	none	none	none	none
[1]	A contingent deferred sales charge ("CDSC") of 1.00% may be assessed on certain Class A shares purchased or acquired without a sales charge if they are redeemed before the first day of the month of the one-year anniversary of the purchase.
[2]	A CDSC of 1.00% may be assessed on Class C shares if they are redeemed before the first anniversary of their purchase.

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Lord Abbett Small-Cap Blend Fund	Class A	Class B	Class C	Class F	Class I	Class P	Class R2	Class R3
Management Fees	0.74%	0.74%	0.74%	0.74%	0.74%	0.74%	0.74%	0.74%
Distribution and Service (12b-1) Fees	0.35%	1.00%	1.00%	0.10%	none	0.45%	0.60%	0.50%
Other Expenses	0.24%	0.24%	0.24%	0.24%	0.24%	0.24%	0.24%	0.24%
Total Annual Fund Operating Expenses	1.33%	1.98%	1.98%	1.08%	0.98%	1.43%	1.58%	1.48%

Example

The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund at the maximum sales charge, if any, for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, that dividends and distributions are reinvested, and that the Fund's operating expenses remain the same. The example assumes a deduction of the applicable contingent deferred sales charge ("CDSC"), for the one-year, three-year, and five-year periods for Class B shares, and for the one-year period for Class C shares. Class B shares automatically convert to Class A shares after approximately eight years. The expense example for Class B shares for the ten-year period reflects the conversion to Class A shares. The first example assumes that you redeem all of your shares at the end of the periods. Although your actual costs may be higher or lower, based on these assumptions, your costs (including any applicable CDSC) would be as shown below. The second example assumes that you do not redeem and instead keep your shares.

If Shares Are Redeemed
Expense Example Lord Abbett Small-Cap Blend Fund (USD $)	1 Year	3 Years	5 Years	10 Years
Class A	703	972	1,262	2,084
Class B	701	921	1,268	2,139
Class C	301	621	1,068	2,306
Class F	110	343	595	1,317
Class I	100	312	542	1,201
Class P	146	452	782	1,713
Class R2	161	499	860	1,878
Class R3	151	468	808	1,768

If Shares Are Not Redeemed
Expense Example, No Redemption Lord Abbett Small-Cap Blend Fund (USD $)	1 Year	3 Years	5 Years	10 Years
Class A	703	972	1,262	2,084
Class B	201	621	1,068	2,139
Class C	201	621	1,068	2,306
Class F	110	343	595	1,317
Class I	100	312	542	1,201
Class P	146	452	782	1,713
Class R2	161	499	860	1,878
Class R3	151	468	808	1,768

Portfolio Turnover.

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 73.17% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES

To pursue its objective, the Fund invests primarily in small company stocks, including both growth and value stocks. The Fund chooses stocks using both quantitative and fundamental research. The Fund uses quantitative research to identify small companies selling at the lower end of their historic valuation range, companies with positive earnings, and companies with growth prospects that are expected to exceed the growth rate of the U.S. economy. The Fund uses fundamental research to learn about a small company's operating environment, financial condition, leadership position within its industry, resources and strategic plans.

Under normal market conditions, the Fund invests at least 80% of its net assets in equity securities of small companies. In selecting investments, the Fund may invest in U.S. and foreign (which may include emerging market) companies. Foreign companies may be traded on U.S. or non-U.S. securities exchanges and may include American Depositary Receipts ("ADRs"). The Fund's principal investments include the following types of securities and other financial instruments:

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Equity securities usually include common stocks, but also may include preferred stocks, convertible securities, and equity interests in trusts, partnerships, and limited liability companies. The Fund also may invest in securities that are tied to the price of stock, including rights and convertible debt securities.

•	Small companies having a market capitalization at the time of purchase that falls within the market capitalization range of companies in the Russell 2000® Index.

•	Growth companies that the Fund believes exhibit faster-than-average gains in earnings and have the potential to continue profit growth at a high level.

•	Value companies that the Fund believes to be undervalued according to certain financial measurements of intrinsic worth or business prospects and have the potential for capital appreciation.

The Fund generally will sell a security when the Fund believes the security is less likely to benefit from the current market and economic environment, shows signs of deteriorating fundamentals, or has reached its valuation target, among other reasons. The Fund seeks to remain fully invested in accordance with its investment objective; however, in response to adverse economic, market or other unfavorable conditions, the Fund may invest its assets in a temporary defensive manner.

PRINCIPAL RISKS

As with any investment in a mutual fund, investing in the Fund involves risk, including the risk that you may receive little or no return on your investment. When you redeem your shares, they may be worth more or less than what you paid for them, which means that you may lose a portion or all of the money you invested in the Fund.

The Fund invests primarily in stocks and other equity securities, which may experience significant volatility at times and may fall sharply in response to adverse events. Individual stock prices also may experience dramatic movements in price. In addition to the risks of overall market movements, risks of events affecting a particular industry or sector, and risks that are specific to an individual security, the principal risks of investing in the Fund, which could adversely affect its performance, include:

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Portfolio Management Risk : If the strategies used and securities selected by the Fund's portfolio management fail to produce the intended result, the Fund may suffer losses or underperform other funds with the same investment objective or strategies, even in a rising market.

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Small Company Risk: The Fund invests primarily in equity securities of small companies, which typically involve greater investment risks than larger companies. Small companies may have limited management experience or depth, limited ability to generate or borrow capital needed for growth, and limited products or services or operate in markets that have not yet been established. Accordingly, small company securities tend to be more sensitive to changing economic conditions and tend to be more volatile and less liquid than equity securities of larger companies.

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Blend Style Risk : The Fund uses a "blend" strategy to invest in both growth and value stocks, or in stocks with characteristics of both. The prices of growth stocks may fall dramatically if, for example, the company fails to meet earnings or revenue projections. The prices of value stocks may lag the market for long periods of time if the market fails to recognize the company's worth. By combining both growth and value styles, the manager seeks to diversify these risks and lower the volatility, but there is no assurance this strategy will achieve that result.

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Foreign Company Risk: The Fund's investment exposure to foreign (which may include emerging market) companies generally is subject to the risk that the value of securities issued by foreign companies may be adversely affected by political, economic and social volatility, lack of transparency, or inadequate regulatory and accounting standards, inadequate exchange control regulations, foreign taxes, higher transaction and other costs, and delays in settlement.

An investment in the Fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. For more information on the principal risks of the Fund, please see the "More Information About the Fund – Principal Risks" section in the prospectus.

PERFORMANCE

The bar chart and table below provide some indication of the risks of investing in the Fund by illustrating the variability of the Fund's returns. Each assumes reinvestment of dividends and distributions. The Fund's past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.

The bar chart shows changes in the performance of the Fund's Class A shares from calendar year to calendar year. This chart does not reflect the sales charge applicable to Class A shares. If the sales charge were reflected, returns would be lower. Performance for the Fund's other share classes will vary due to the different expenses each class bears. Updated performance information is available at www.lordabbett.com or by calling 888-522-2388.

Bar Chart (per calendar year) — Class A Shares*

* The total return for the Fund's Class A shares for the nine-month period from January 1, 2011 to September 30, 2011 was -13.91%. Best Quarter 2nd Q '03 +26.04% Worst Quarter 4th Q '08 -25.92%

The table below shows how the average annual total returns of the Fund's Class A, B, C, F, I, P, R2, and R3 shares compare to those of a broad-based securities market index. The Fund's average annual total returns include applicable sales charges as follows: for Class A shares, the current maximum front-end sales charge of 5.75%; for Class B shares, the current CDSC of 4.00% for the one-year period and 1.00% for the five-year period; and for Class C shares, the performance shown is at net asset value ("NAV") because there is no CDSC for Class C shares for any period one year or greater. There are no sales charges for Class F, I, P, R2, and R3 shares. Class B shares automatically convert to Class A shares at approximately eight years after purchase. All returns for Class B shares for periods greater than eight years reflect this conversion.

The after-tax returns of Class A shares included in the table below are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. In some cases, the return after taxes on distributions and sale of Fund shares may exceed the return before taxes due to a tax benefit resulting from realized losses on a sale of Fund shares at the end of the period that is used to offset other gains. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or Individual Retirement Accounts ("IRAs"). After-tax returns for other share classes are not shown in the table and will vary from those shown for Class A shares.

Average Annual Total Returns (for the periods ended December 31, 2010)

Average Annual Total Returns Lord Abbett Small-Cap Blend Fund	1 Year	5 Years	Life of Class	Inception Date for Performance
Class A	6.76%	0.46%	7.34%	Jun. 26, 2001
Class A After Taxes on Distributions	6.76%	(0.23%)	6.58%
Class A After Taxes on Distributions and Sale of Fund Shares	4.39%	0.24%	6.20%
Class B	8.53%	0.83%	7.43%	Jun. 26, 2001
Class C	12.46%	0.98%	7.31%	Jun. 26, 2001
Class F	13.51%		(2.72%)	Sep. 28, 2007
Class I	13.55%	2.00%	8.34%	Jun. 26, 2001
Class P	13.07%	1.55%	7.95%	Jun. 26, 2001
Class R2	12.88%		0.34%	Mar. 31, 2008
Class R3	13.02%		0.41%	Mar. 31, 2008
Russell 2000 Index (reflects no deduction for fees, expenses, or taxes) 6/26/2001	26.86%	4.47%	6.42%	Jun. 26, 2001
Russell 2000 Index (reflects no deduction for fees, expenses, or taxes) 9/28/2007	26.86%	4.47%	0.59%	Sep. 28, 2007
Russell 2000 Index (reflects no deduction for fees, expenses, or taxes) 3/31/2008	26.86%	4.47%	6.38%	Mar. 31, 2008